Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ / shares in Units, £ in Thousands								2 Months Ended	12 Months Ended
	Jun. 21, 2019	Oct. 22, 2018	Aug. 03, 2018	Jun. 01, 2018	Oct. 28, 2017	Apr. 26, 2017	Apr. 03, 2017	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 23, 2019	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance									£ 32,771	£ 62,483	£ 79,255
Issuances in the period									2,369		15,000
Ending balance									40,256	32,771	62,483
Nominal value	£ 0.003					£ 0.003
OncoMed [Member]
Disclosure of classes of share capital [line items]
Issued								24,783,320
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance									214	213	193
Issuances in the period									80	1	20
Ending balance									£ 294	£ 214	£ 213
Ordinary shares issued and fully paid, Beginning balance									71,240,272	71,094,974
Ordinary shares issued and fully paid, Ending balance									97,959,622	71,240,272	71,094,974
Nominal value		£ 0.003	£ 0.003	£ 0.003			£ 0.003		£ 0.003	£ 0.003	£ 0.003		£ 0.003
Ordinary shares [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Nominal value												£ 0.003
Ordinary shares [member] | Private Placement financing round member [Member]
Disclosure of classes of share capital [line items]
Issued							5,042,017
Ordinary shares [member] | Conversion of loan note [member]
Disclosure of classes of share capital [line items]
Issued						1,221,361
Ordinary shares [member] | acquisition of license [member]
Disclosure of classes of share capital [line items]
Issued					490,798
Ordinary shares issued and fully paid, Beginning balance										71,094,974
Ordinary shares issued and fully paid, Ending balance											71,094,974
Ordinary shares [member] | Public Offering [member]
Disclosure of classes of share capital [line items]
Issued				50,076
Ordinary shares [member] | Exercise of share options [member]
Disclosure of classes of share capital [line items]
Issued		85,222	10,000
Ordinary share capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance									£ 213,721	£ 213,285
Ending balance									£ 293,879	£ 213,721	£ 213,285
Issued	1,936,030